Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Tax Preferential Policies

A summary of the main PRC entities that subject to tax preferential policies for the year ended December 31, 2019 is as follows:

PRC entities	Chinese EIT rate	Qualification for preferential tax rate
CFO Genius	Preferential tax rate of 15% from 2018 to 2020.	HNTE
CFO Tibet	Preferential tax rate of 9% from 2015 to 2017 and 15% thereafter	Preferential tax rate for enterprises in Tibet, China
Tibet Lieqian Network Technology Co., Ltd	Preferential tax rate of 15% from 2018 and thereafter	Preferential tax rate for enterprises in Tibet, China

Schedule of Income Tax Expense	Income tax expense was as follows:
	December 31,
	2017	2018	2019
Current	$(578,367)	$(169,033)	$(144,087)
Deferred	253,951	116,254	(72,770)
Total	$(324,416)	$(52,779)	$(216,857)

Schedule of Principal Components of Deferred Income Taxes

The principal components of deferred income taxes were as follows:

	December 31,
	2018	2019
Deferred tax assets:
Deferred revenue	$1,220,370	$1,307,149
Accrued expenses and other liabilities	246,452	73,693
Net operating loss carrying forwards	26,418,044	27,126,541
	27,884,866	28,507,383
Less: valuation allowance	(26,412,260)	(27,126,541)
Total deferred tax assets	$1,472,606	$1,380,842
Deferred tax liabilities:
Account receivable and other assets	(14,632)	(1,922)
Intangible assets	(14,050)	(12,289)
Total deferred tax liabilities	$(28,682)	$(14,211)

Schedule of Reconciliation Between Total Income Tax Expense

Reconciliation between total income tax expense and the amount computed by applying the PRC EIT statutory rate to income before income taxes is as follows:

	Years ended December 31,
	2017	2018	2019
Loss before tax	$(42,064,021)	$(22,417,716)	$(12,526,891)
Income tax benefits calculated at 25%	(10,516,005)	(5,604,429)	(3,131,723)
Effect of PRC preferential tax rates and tax holiday	2,678,633	11,750	(49,582)
Effect of income tax rate difference in other jurisdictions	(267,503)	(652,330)	71,057
Non-deductible expenses	7,650,137	2,014,345	886,418
Non-taxable income	(8,934,794)	(929,875)	(353,790)
Change in valuation allowance	8,505,113	1,612,806	714,281
Expiration of NOL	1,208,835	3,600,512	2,080,196
Income tax expense	$324,416	$52,779	$216,857